Restatement of Prior Period Financial Statements	6 Months Ended
Jun. 30, 2026
Restatement of Prior Period Financial Statements [Abstract]
Restatement of Prior Period Financial Statements

Note 20 — Restatement of Prior Period Financial Statements

Subsequent to the issuance of the Company’s previously issued financial statements, the Company identified errors related to the accounting presentation of certain advances made to David Wilcox, the Company’s sole managing and voting member prior to the Business Combination and majority shareholder following the Business Combination, which were used to fund EMT Asia Co., Ltd., a related-party entity wholly owned by Mr. Wilcox. Management determined that such advances were incorrectly presented as Note receivable — related party and should have been presented as contra-equity within additional paid-in capital. Management also determined that certain expenses incurred by EMT Asia on behalf of the Company should have been recognized as expenses of the Company. The Company had previously recorded an allowance for credit losses in connection with the collection uncertainty concerning the Note receivable — related party, thereby recognizing expense in the periods of issuance.

The following tables reflect the effects of the corrections on all affected line items of the Company’s previously reported financial amounts presented in these Condensed consolidated financial statements. The correction did not impact cash and cash equivalents, total liabilities, or total net cash used in operating activities for the periods presented.

Unaudited Condensed Consolidated Balance Sheet

in thousands	December 31, 2025 Previously Reported	Adjustments	December 31, 2025 As Restated
ASSETS
Prepaid expenses and other current assets	$59	$(11)	$48
Note receivable – related party	4,167	(4,167)	—
Total current assets	17,404	(4,179)	13,226
Total assets	$26,670	$(4,179)	$22,491

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Additional paid-in capital(1)	$(45)	$(2,329)	$(2,374)
Accumulated deficit	(676,957)	(1,850)	(678,807)
Total members’ deficit	(650,689)	(4,179)	(654,868)
Total liabilities and members’ deficit	$26,670	$(4,179)	$22,491

____________

(1)      Previously reported amounts include the effects of the retroactive application of the recapitalization.

Unaudited Condensed Consolidated Statements of Operations

in thousands	Three Months Ended June 30, 2025 Previously Reported	Adjustments	Three Months Ended June 30, 2025 As Restated
Selling, general and administrative(1)	$1,673	$1,083	$2,756
Loss from operations	(1,817)	(1,083)	(2,900)
Provision for credit losses	(5,467)	408	(5,059)
Total other expense, net	(38,398)	408	(37,991)
Loss before income taxes	(40,215)	(675)	(40,891)
Net loss	$(40,215)	$(675)	$(40,891)

____________

(1)      The Company has combined certain captions that were previously disaggregated within operating expenses.

Unaudited Condensed Consolidated Statements of Operations

in thousands	Six Months Ended June 30, 2025 Previously Reported	Adjustments	Six Months Ended June 30, 2025 As Restated
Selling, general and administrative(1)	$3,524	$1,910	$5,434
Loss from operations	(3,792)	(1,910)	(5,702)
Provision for credit losses	(6,777)	1,248	(5,529)
Total other expense, net	(54,433)	1,248	(53,185)
Loss before income taxes	(58,225)	(662)	(58,887)
Net loss	$(58,225)	$(662)	$(58,887)

____________

(1)      The Company has combined certain captions that were previously disaggregated within operating expenses.

Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity

	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders’ Equity
As Previously Reported
Balance, December 31, 2024(1)	$(45)	$(58,961)	$(49,374)
Net loss	$—	$(18,010)	$(18,010)
Balance March 31, 2025(1)	$(45)	$(76,971)	$(66,134)
Net loss	$—	$(40,216)	$(40,216)
Balance June 30, 2025(1)	$(45)	$(117,187)	$(104,850)

Adjustments
Balance, December 31, 2024	$306	$(1,931)	$(1,625)
Investor loan advances and deemed contributions	$(853)	$—	$(853)
Net loss	$—	$14	$14
Balance March 31, 2025	$(547)	$(1,917)	$(2,464)
Investor loan advances and deemed contributions	$268	$—	$268
Net loss	$—	$(675)	$(675)
Balance June 30, 2025	$(279)	$(2,592)	$(2,871)

As Restated
Balance, December 31, 2024	$261	$(60,892)	$(50,999)
Investor loan advances and deemed contributions	$(853)	$—	$(853)
Net loss	$—	$(17,996)	$(17,996)
Balance March 31, 2025	$(592)	$(78,888)	$(68,598)
Investor loan advances and deemed contributions	$268	$—	$268
Net loss	$—	$(40,891)	$(40,891)
Balance June 30, 2025	$(324)	$(119,779)	$(107,721)

____________

(1)      Previously reported amounts include the effects of the retroactive application of the recapitalization.

Unaudited Condensed Consolidated Statement of Cash Flows

in thousands	June 30, 2025 Previously Reported	Adjustments	June 30, 2025 As Restated
Cash flows from operating activities:
Net loss	$(58,225)	$(662)	$(58,887)
Allowance for credit losses	6,777	(1,248)	5,529
Investor expenses incurred on behalf of Company	—	1,910	1,910
Net cash used in operating activities	(4,462)	—	(4,462)

Cash flows from investing activities:
Advance – note receivable related parties	(2,495)	2,495	—
Net cash used in investing activities	(3,056)	2,495	(561)

Cash flows from financing activities:
Constructive disbursements to related party	—	(2,495)	(2,495)
Net cash provided by financing activities	6,517	(2,495)	4,022